Trade and other receivables	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Trade and other receivables	Note 1 2 . Trade and other receivables

	2023	2022
	A$’000	A$’000

Current assets

Trade receivables	1	—
GBM Agile deposit	3,753	—
BAS receivables	104	51
Deposits held	41	40

	3,899	91